UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Income Fund of Boston
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Income Fund of Boston

Eaton Vance
Income Fund of Boston
April 30, 2024
Performance

Portfolio Manager(s) Kelley Gerrity, Stephen C. Concannon, CFA and Jeffrey D. Mueller
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/15/1972	06/15/1972	8.27%	7.72%	3.72%	3.90%
Class A with 3.25% Maximum Sales Charge	—	—	4.80	4.18	3.03	3.55
Class C at NAV	06/21/2002	06/15/1972	7.85	6.91	2.96	3.27
Class C with 1% Maximum Deferred Sales Charge	—	—	6.85	5.91	2.96	3.27
Class I at NAV	07/01/1999	06/15/1972	8.41	7.77	3.99	4.17
Class R at NAV	01/05/2004	06/15/1972	8.13	7.45	3.49	3.66
Class R6 at NAV	07/01/2014	06/15/1972	8.46	7.87	4.09	4.26

ICE BofA U.S. High Yield Index	—	—	8.94%	8.88%	3.53%	4.18%
ICE BofA U.S. High Yield Constrained Index	—	—	8.96	8.89	3.51	4.18
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
Gross	1.02%	1.77%	0.77%	1.27%	0.68%
Net	1.00	1.75	0.75	1.25	0.66
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Income Fund of Boston
April 30, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P major rating category. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Income Fund of Boston
April 30, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofA U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Eaton Vance
Income Fund of Boston
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,082.70	$5.18**	1.00%
Class C	$1,000.00	$1,078.50	$9.04**	1.75%
Class I	$1,000.00	$1,084.10	$3.89**	0.75%
Class R	$1,000.00	$1,081.30	$6.47**	1.25%
Class R6	$1,000.00	$1,084.60	$3.42**	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.89	$5.02**	1.00%
Class C	$1,000.00	$1,016.16	$8.77**	1.75%
Class I	$1,000.00	$1,021.13	$3.77**	0.75%
Class R	$1,000.00	$1,018.65	$6.27**	1.25%
Class R6	$1,000.00	$1,021.58	$3.32**	0.66%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 0.5%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(1)(2)	32,029,863	$ 7,046,570
		$ 7,046,570
Environmental — 0.2%
GFL Environmental, Inc.	300,300	$ 9,579,570
		$ 9,579,570
Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(2)(3)	36	$ 0
		$ 0
Healthcare — 0.1%
Endo, Inc.(2)(3)	3,232	$ 92,516
Endo, Inc.(3)	214,788	6,148,294
		$ 6,240,810
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Total Common Stocks (identified cost $11,918,741)		$ 22,866,950

Convertible Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Containers — 0.4%
CryoPort, Inc., 0.75%, 12/1/26(4)	$21,292	$ 18,464,422
		$ 18,464,422
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$15,506	$ 12,734,442
		$ 12,734,442
Utility — 0.2%
NextEra Energy Partners LP, 2.50%, 6/15/26(4)	$13,783	$ 12,435,230
		$ 12,435,230
Total Convertible Bonds (identified cost $45,224,946)		$ 43,634,094

Corporate Bonds — 85.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.1%
Bombardier, Inc.:
7.25%, 7/1/31(4)	7,960	$ 7,989,543
7.875%, 4/15/27(4)	5,357	5,326,963
8.75%, 11/15/30(4)	10,235	10,901,687
BWX Technologies, Inc.:
4.125%, 6/30/28(4)	8,345	7,632,122
4.125%, 4/15/29(4)	7,093	6,469,359
Moog, Inc., 4.25%, 12/15/27(4)	10,223	9,553,448
Rolls-Royce PLC:
3.625%, 10/14/25(4)	200	192,750
5.75%, 10/15/27(4)	28,737	28,449,368
Science Applications International Corp., 4.875%, 4/1/28(4)	15,585	14,726,494
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	4,641	4,281,339
9.375%, 11/30/29(4)	1,652	1,788,738
TransDigm, Inc.:
4.625%, 1/15/29	11,770	10,793,738
5.50%, 11/15/27	18,419	17,915,417
6.375%, 3/1/29(4)	6,185	6,145,498
6.625%, 3/1/32(4)	6,225	6,222,199
6.75%, 8/15/28(4)	15,849	15,936,155
		$ 154,324,818
Air Transportation — 0.5%
United Airlines, Inc., 4.375%, 4/15/26(4)	8,188	$ 7,883,441
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)	22,901	17,753,620
		$ 25,637,061
Automotive & Auto Parts — 1.7%
Ford Motor Co., 4.75%, 1/15/43	17,531	$ 13,811,160
Ford Motor Credit Co. LLC:
2.90%, 2/16/28	4,218	3,753,848
3.815%, 11/2/27	18,089	16,765,417
4.271%, 1/9/27	4,368	4,165,753
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	13,448	12,210,391
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	17,445	14,964,710
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)	15,954	16,232,325
Wheel Pros, Inc., 6.50%, 5/15/29(4)	8,996	2,800,005
		$ 84,703,609

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Broadcasting — 0.7%
Playtika Holding Corp., 4.25%, 3/15/29(4)		14,461	$ 12,456,383
Townsquare Media, Inc., 6.875%, 2/1/26(4)		10,647	10,342,453
Univision Communications, Inc.:
7.375%, 6/30/30(4)		7,364	7,057,186
8.00%, 8/15/28(4)		4,349	4,347,874
			$ 34,203,896
Building Materials — 2.5%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		24,447	$ 21,313,692
5.00%, 3/1/30(4)		7,586	7,109,650
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)		19,683	17,755,355
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		6,425	5,825,396
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		25,290	24,488,173
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	2,250	2,278,562
3.375%, 1/15/31(4)		14,117	11,576,682
4.375%, 7/15/30(4)		19,589	17,365,010
4.75%, 1/15/28(4)		5,000	4,720,333
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(4)		12,233	12,576,246
			$ 125,009,099
Cable & Satellite TV — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		7,089	$ 5,553,437
4.50%, 8/15/30(4)		46,569	37,878,824
4.75%, 3/1/30(4)		23,215	19,309,083
5.375%, 6/1/29(4)		4,414	3,891,023
6.375%, 9/1/29(4)		17,313	15,882,538
CSC Holdings LLC, 11.75%, 1/31/29(4)		18,122	16,111,363
DISH Network Corp., 11.75%, 11/15/27(4)		10,514	10,607,544
			$ 109,233,812
Capital Goods — 2.4%
Calderys Financing LLC, 11.25%, 6/1/28(4)		21,763	$ 23,134,678
Chart Industries, Inc., 9.50%, 1/1/31(4)		17,766	19,090,349
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(4)		14,832	12,267,974
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)		16,515	16,387,661
ESAB Corp., 6.25%, 4/15/29(4)		10,457	10,430,834
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(4)		5,365	5,529,131
Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Madison IAQ LLC, 5.875%, 6/30/29(4)		19,482	$ 18,090,389
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		13,623	12,398,591
7.50%, 10/15/27(4)		1,955	1,980,261
			$ 119,309,868
Chemicals — 2.3%
Avient Corp., 7.125%, 8/1/30(4)		14,980	$ 15,169,774
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		18,708	17,565,662
NOVA Chemicals Corp., 4.25%, 5/15/29(4)		728	610,066
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		16,823	15,439,588
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		23,701	25,179,198
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	13,094	13,048,766
2.625%, 2/1/29(4)	EUR	1,150	1,146,027
Valvoline, Inc., 3.625%, 6/15/31(4)		15,429	12,992,655
WR Grace Holdings LLC:
4.875%, 6/15/27(4)		9,434	8,965,843
7.375%, 3/1/31(4)		5,134	5,208,905
			$ 115,326,484
Consumer Products — 1.5%
Acushnet Co., 7.375%, 10/15/28(4)		10,589	$ 10,881,203
Edgewell Personal Care Co., 4.125%, 4/1/29(4)		12,520	11,330,178
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(5)	EUR	5,460	5,217,576
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(4)		14,798	14,328,977
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		10,417	9,757,447
Tempur Sealy International, Inc.:
3.875%, 10/15/31(4)		23,021	18,975,751
4.00%, 4/15/29(4)		5,505	4,899,905
			$ 75,391,037
Containers — 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	7,900	$ 6,799,938
4.00%, 9/1/29(4)		795	656,065
Berry Global, Inc., 5.625%, 7/15/27(4)		8,980	8,767,276
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		14,734	12,926,667
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,368,353

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	5,205	$ 5,098,433
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)	19,060	19,112,987
Trivium Packaging Finance BV:
5.50%, 8/15/26(4)	14,000	13,772,447
8.50%, 8/15/27(4)	7,640	7,573,779
		$ 79,075,945
Diversified Financial Services — 3.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(4)	10,338	$ 10,659,305
Ally Financial, Inc., Series B, 4.70% to 5/15/26(6)(7)	15,568	13,264,652
Boost Newco Borrower LLC, 7.50%, 1/15/31(4)	12,373	12,778,983
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)	14,850	13,426,433
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)	20,837	19,499,060
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(4)	17,912	16,306,354
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(4)	11,861	11,670,755
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(4)	4,420	4,411,659
6.50%, 3/26/31(4)	5,335	5,343,947
8.125%, 3/30/29(4)	14,478	15,155,266
MSCI, Inc., 3.875%, 2/15/31(4)	19,559	17,135,318
PRA Group, Inc., 7.375%, 9/1/25(4)	4,015	3,999,986
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)	5,000	4,594,887
3.625%, 3/1/29(4)	19,014	16,769,231
4.00%, 10/15/33(4)	1,960	1,601,938
		$ 166,617,774
Diversified Media — 2.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	5,584	$ 4,793,570
6.125%, 12/1/28(4)	18,713	15,237,427
Cars.com, Inc., 6.375%, 11/1/28(4)	15,581	14,908,222
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(4)	12,883	11,953,262
7.75%, 4/15/28(4)	19,245	16,334,178
7.875%, 4/1/30(4)	11,611	11,392,708
Match Group Holdings II LLC, 3.625%, 10/1/31(4)	17,018	14,066,286
Stagwell Global LLC, 5.625%, 8/15/29(4)	14,009	12,555,937
TripAdvisor, Inc., 7.00%, 7/15/25(4)	6,900	6,909,052
		$ 108,150,642
Security	Principal Amount* (000's omitted)	Value
Energy — 8.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(4)	17,535	$ 17,230,464
Cheniere Energy Partners LP:
4.00%, 3/1/31	16,689	14,903,656
4.50%, 10/1/29	10,945	10,249,083
Civitas Resources, Inc.:
8.625%, 11/1/30(4)	22,437	23,892,185
8.75%, 7/1/31(4)	3,397	3,607,587
DT Midstream, Inc., 4.125%, 6/15/29(4)	12,661	11,485,600
Energy Transfer LP, 5.00%, 5/15/50	13,980	11,595,780
EQM Midstream Partners LP:
4.50%, 1/15/29(4)	13,348	12,361,698
4.75%, 1/15/31(4)	10,843	9,916,281
6.00%, 7/1/25(4)	2,269	2,267,128
6.50%, 7/1/27(4)	6,208	6,221,620
7.50%, 6/1/30(4)	9,265	9,722,376
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(4)	12,426	12,739,052
Kinetik Holdings LP, 5.875%, 6/15/30(4)	17,417	16,853,461
Matador Resources Co., 6.50%, 4/15/32(4)	13,490	13,379,172
Parkland Corp.:
4.50%, 10/1/29(4)	4,534	4,112,834
4.625%, 5/1/30(4)	15,192	13,741,357
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	17,088	16,620,199
7.00%, 1/15/32(4)	11,393	11,621,710
7.75%, 2/15/26(4)	11,543	11,656,976
Plains All American Pipeline LP, Series B, 9.679%, (3 mo. SOFR + 4.372%)(6)(8)	17,933	17,819,974
Precision Drilling Corp.:
6.875%, 1/15/29(4)	7,086	7,018,716
7.125%, 1/15/26(4)	4,015	4,018,123
Southwestern Energy Co., 4.75%, 2/1/32	15,141	13,646,138
Sunoco LP, 7.25%, 5/1/32(4)	10,440	10,611,972
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29	3,737	3,414,674
4.50%, 4/30/30	17,021	15,329,662
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	16,150	14,622,737
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)	5,418	5,405,213
Transocean, Inc., 8.75%, 2/15/30(4)	5,174	5,398,625
Venture Global LNG, Inc.:
8.125%, 6/1/28(4)	10,305	10,545,343
8.375%, 6/1/31(4)	16,491	16,934,152
9.50%, 2/1/29(4)	14,964	16,093,587

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.: (continued)
9.875%, 2/1/32(4)	14,233	$ 15,197,028
Vital Energy, Inc.:
7.875%, 4/15/32(4)	6,961	7,067,987
9.75%, 10/15/30	9,546	10,409,111
Weatherford International Ltd., 8.625%, 4/30/30(4)	11,736	12,195,295
		$ 419,906,556
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)	15,025	$ 13,967,695
5.875%, 3/15/26(4)	4,218	4,178,495
		$ 18,146,190
Environmental — 1.9%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	4,075	$ 3,928,830
5.125%, 7/15/29(4)	4,445	4,239,758
6.375%, 2/1/31(4)	2,506	2,485,056
Covanta Holding Corp.:
4.875%, 12/1/29(4)	15,831	13,893,688
5.00%, 9/1/30	11,610	10,043,378
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	17,515	15,763,279
3.75%, 8/1/25(4)	7,155	6,965,381
4.25%, 6/1/25(4)	11,354	11,201,473
4.75%, 6/15/29(4)	26,153	24,155,562
		$ 92,676,405
Food & Drug Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	16,135	$ 15,061,612
5.875%, 2/15/28(4)	7,375	7,233,495
7.50%, 3/15/26(4)	4,000	4,063,926
Ingles Markets, Inc., 4.00%, 6/15/31(4)	15,532	13,384,278
		$ 39,743,311
Food, Beverage & Tobacco — 2.8%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	14,672	$ 14,860,721
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(4)	15,763	15,949,413
Darling Ingredients, Inc., 6.00%, 6/15/30(4)	14,624	14,215,505
Fiesta Purchaser, Inc., 7.875%, 3/1/31(4)	8,009	8,167,290
Performance Food Group, Inc., 4.25%, 8/1/29(4)	24,007	21,535,205
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Pilgrim's Pride Corp.:
3.50%, 3/1/32		20,222	$ 16,667,002
6.875%, 5/15/34		7,000	7,264,803
Post Holdings, Inc., 6.25%, 2/15/32(4)		10,918	10,785,866
Triton Water Holdings, Inc., 6.25%, 4/1/29(4)		15,119	13,572,765
U.S. Foods, Inc., 4.75%, 2/15/29(4)		16,081	14,999,319
			$ 138,017,889
Gaming — 2.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)		14,436	$ 14,778,711
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)		5,260	4,696,979
6.50%, 2/15/32(4)		9,740	9,602,941
7.00%, 2/15/30(4)		6,530	6,579,942
8.125%, 7/1/27(4)		23,616	23,951,651
Churchill Downs, Inc., 5.75%, 4/1/30(4)		15,610	14,864,642
International Game Technology PLC:
5.25%, 1/15/29(4)		5,000	4,726,517
6.25%, 1/15/27(4)		10,017	10,009,252
6.50%, 2/15/25(4)		3,777	3,779,961
Jacobs Entertainment, Inc., 6.75%, 2/15/29(4)		16,811	15,973,198
Light & Wonder International, Inc., 7.00%, 5/15/28(4)		16,866	16,936,871
			$ 125,900,665
Healthcare — 8.7%
AHP Health Partners, Inc., 5.75%, 7/15/29(4)		5,639	$ 5,172,165
AMN Healthcare, Inc.:
4.00%, 4/15/29(4)		11,353	10,070,383
4.625%, 10/1/27(4)		1,420	1,335,349
athenahealth Group, Inc., 6.50%, 2/15/30(4)		21,339	19,230,216
Avantor Funding, Inc., 3.875%, 7/15/28(5)	EUR	10,850	11,286,637
Bausch & Lomb Corp., 8.375%, 10/1/28(4)		12,345	12,764,730
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)		8,306	8,449,838
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		14,144	14,285,065
Grifols SA, 4.75%, 10/15/28(4)		4,174	3,375,909
HealthEquity, Inc., 4.50%, 10/1/29(4)		18,030	16,444,700
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		28,114	29,628,263
IQVIA, Inc.:
2.25%, 3/15/29(5)	EUR	6,633	6,429,408
5.00%, 5/15/27(4)		10,124	9,783,485
6.50%, 5/15/30(4)		7,663	7,707,346
Legacy LifePoint Health LLC, 4.375%, 2/15/27(4)		6,907	6,475,255

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
LifePoint Health, Inc.:
5.375%, 1/15/29(4)	24,350	$ 19,493,388
9.875%, 8/15/30(4)	7,680	8,006,769
Medline Borrower LP, 5.25%, 10/1/29(4)	41,364	38,544,377
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(4)	8,799	6,121,310
ModivCare, Inc., 5.875%, 11/15/25(4)	12,847	12,543,253
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)	17,921	15,560,394
3.875%, 5/15/32(4)	7,551	6,324,694
Option Care Health, Inc., 4.375%, 10/31/29(4)	19,183	17,197,174
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(4)	9,859	8,359,495
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30	16,473	15,109,322
4.90%, 12/15/44	5,483	4,324,966
Prestige Brands, Inc., 3.75%, 4/1/31(4)	5,580	4,752,284
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)	5,995	5,975,097
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)	11,750	11,748,645
Team Health Holdings, Inc., 6.375%, 2/1/25(4)	18,643	17,355,514
Tenet Healthcare Corp.:
4.375%, 1/15/30	2,305	2,095,090
5.125%, 11/1/27	11,694	11,323,765
6.125%, 10/1/28	15,216	15,039,239
6.875%, 11/15/31	8,334	8,597,204
U.S. Acute Care Solutions LLC:
6.375%, 3/1/26(4)	21,461	21,751,045
9.75%, 5/15/29(4)(9)	11,025	10,825,274
Varex Imaging Corp., 7.875%, 10/15/27(4)	6,165	6,290,183
		$ 429,777,231
Homebuilders & Real Estate — 3.7%
Artera Services LLC, 8.50%, 2/15/31(4)	12,720	$ 13,025,712
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	6,872	6,222,231
4.625%, 4/1/30(4)	7,093	6,345,674
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)	10,253	10,101,628
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)	18,233	16,522,508
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	3,487	3,441,099
8.875%, 9/1/31(4)	8,465	8,789,912
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	20,067	20,689,217
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(4)	12,725	$ 11,840,973
3.75%, 9/15/30(4)	12,698	10,549,139
M/I Homes, Inc., 4.95%, 2/1/28	10,706	10,151,325
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	5,375	4,789,625
4.625%, 3/15/30(4)	14,693	12,983,581
7.375%, 2/15/31(4)	13,640	14,009,453
TopBuild Corp., 4.125%, 2/15/32(4)	16,235	14,070,654
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(4)	2,441	2,291,251
4.50%, 9/1/26(4)	6,735	6,494,155
4.625%, 12/1/29(4)	8,800	8,169,796
5.75%, 2/1/27(4)	4,084	4,052,980
		$ 184,540,913
Hotels — 0.3%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(5)	3,700	$ 3,286,639
4.625%, 4/6/31(5)	3,800	3,226,750
8.45%, 7/27/30(4)	6,100	6,394,961
		$ 12,908,350
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(4)	20,177	$ 19,802,579
7.00%, 1/15/31(4)	7,333	7,361,101
GTCR AP Finance, Inc., 8.00%, 5/15/27(4)	11,039	11,052,512
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(4)	5,268	5,188,949
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	14,593	15,460,671
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	10,480	10,541,058
		$ 69,406,870
Leisure — 3.1%
Boyne USA, Inc., 4.75%, 5/15/29(4)	13,085	$ 11,915,068
Carnival Corp., 6.00%, 5/1/29(4)	6,735	6,530,716
Life Time, Inc.:
5.75%, 1/15/26(4)	12,585	12,457,458
8.00%, 4/15/26(4)	8,977	8,999,926
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(4)	6,583	6,891,842

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Lindblad Expeditions LLC, 6.75%, 2/15/27(4)	3,551	$ 3,520,701
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	10,148	9,950,426
5.875%, 2/15/27(4)	5,378	5,257,503
7.75%, 2/15/29(4)	4,500	4,599,935
NCL Finance Ltd., 6.125%, 3/15/28(4)	13,824	13,499,742
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	5,565	5,117,725
6.25%, 3/15/32(4)	7,980	7,872,009
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	13,899	13,096,558
Viking Cruises Ltd.:
5.875%, 9/15/27(4)	23,162	22,475,268
6.25%, 5/15/25(4)	8,680	8,658,635
7.00%, 2/15/29(4)	6,622	6,602,311
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	4,238	4,058,902
		$ 151,504,725
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	29,977	$ 33,416,531
Eldorado Gold Corp., 6.25%, 9/1/29(4)	13,023	12,279,397
First Quantum Minerals Ltd., 9.375%, 3/1/29(4)	9,305	9,625,325
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	12,708,154
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	9,000	8,714,159
6.125%, 4/1/29(4)	5,478	5,368,402
New Gold, Inc., 7.50%, 7/15/27(4)	12,262	12,198,146
Novelis Corp.:
3.25%, 11/15/26(4)	6,885	6,444,659
4.75%, 1/30/30(4)	15,432	14,135,261
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	13,918	12,595,989
		$ 127,486,023
Paper — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(4)(10)	17,646	$ 7,699,126
Enviva, Inc., 8.00%, 12/16/24	35	40,615
		$ 7,739,741
Publishing & Printing — 0.4%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	4,355	$ 4,043,499
Security	Principal Amount* (000's omitted)	Value
Publishing & Printing (continued)
McGraw-Hill Education, Inc.: (continued)
8.00%, 8/1/29(4)	18,085	$ 16,627,857
		$ 20,671,356
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(4)	16,000	$ 15,815,648
		$ 15,815,648
Restaurant — 1.7%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	17,005	$ 15,702,217
4.00%, 10/15/30(4)	21,200	18,296,530
4.375%, 1/15/28(4)	7,702	7,169,994
5.75%, 4/15/25(4)	2,861	2,850,449
IRB Holding Corp., 7.00%, 6/15/25(4)	11,951	11,935,736
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)	16,506	17,723,468
Yum! Brands, Inc., 3.625%, 3/15/31	12,686	10,972,019
		$ 84,650,413
Services — 7.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	16,268	$ 15,430,214
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(4)	3,045	3,040,040
9.75%, 7/15/27(4)	14,398	14,359,031
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	11,622	10,437,809
APi Group DE, Inc., 4.75%, 10/15/29(4)	14,613	13,345,642
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)	21,843	21,279,805
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	14,276	13,016,033
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)	12,384	12,615,199
Gartner, Inc.:
3.625%, 6/15/29(4)	4,186	3,749,477
3.75%, 10/1/30(4)	8,478	7,386,435
4.50%, 7/1/28(4)	8,049	7,576,425
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(4)	24,846	24,712,030
Hertz Corp., 5.00%, 12/1/29(4)	11,547	7,940,313
Imola Merger Corp., 4.75%, 5/15/29(4)	26,297	24,235,862
Korn Ferry, 4.625%, 12/15/27(4)	12,207	11,586,072
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	10,753	10,159,712
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	10,850	10,111,530
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)	10,050	10,157,565

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Ritchie Bros Holdings, Inc.: (continued)
7.75%, 3/15/31(4)	3,737	$ 3,880,400
Summer BC Bidco B LLC, 5.50%, 10/31/26(4)	14,099	13,475,170
VT Topco, Inc., 8.50%, 8/15/30(4)	20,852	21,599,398
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	24,413	23,693,329
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)	8,008	7,965,151
6.625%, 3/15/32(4)	8,062	8,034,351
7.25%, 6/15/28(4)	7,946	8,079,286
White Cap Buyer LLC, 6.875%, 10/15/28(4)	11,235	10,867,599
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(4)(11)	6,938	6,946,707
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	19,112	19,929,508
		$ 345,610,093
Steel — 0.5%
Allegheny Ludlum LLC, 6.95%, 12/15/25	9,369	$ 9,504,513
ATI, Inc., 5.875%, 12/1/27	2,447	2,399,475
TMS International Corp., 6.25%, 4/15/29(4)	11,257	10,385,635
		$ 22,289,623
Super Retail — 3.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	5,184	$ 4,692,760
4.75%, 3/1/30	8,395	7,618,394
5.00%, 2/15/32(4)	2,178	1,937,964
Bath & Body Works, Inc.:
6.75%, 7/1/36	3,883	3,792,984
6.875%, 11/1/35	1,677	1,667,523
6.95%, 3/1/33	9,848	9,525,626
9.375%, 7/1/25(4)	1,599	1,656,369
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	16,988	18,012,275
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	10,459	9,522,458
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	7,199	6,686,181
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	13,822	12,637,159
8.25%, 8/1/31(4)	2,443	2,540,170
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	6,549	5,790,712
4.375%, 1/15/31(4)	9,784	8,575,238
4.625%, 12/15/27(4)	3,872	3,654,019
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	26,552	24,624,360
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(4)		14,718	$ 14,663,566
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(4)		10,291	9,507,788
7.75%, 2/15/29(4)		8,655	8,235,441
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)		11,575	10,372,271
4.875%, 11/15/31(4)		9,394	8,205,937
			$ 173,919,195
Technology — 4.8%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(4)		9,994	$ 10,289,982
Ciena Corp., 4.00%, 1/31/30(4)		13,145	11,542,351
Clarios Global LP, 6.75%, 5/15/25(4)		3,642	3,646,688
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	23,968	25,375,185
8.50%, 5/15/27(4)		15,107	15,155,232
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)		9,170	8,704,286
9.00%, 9/30/29(4)		20,676	19,910,786
Coherent Corp., 5.00%, 12/15/29(4)		11,145	10,295,402
Fair Isaac Corp., 4.00%, 6/15/28(4)		13,114	12,090,610
McAfee Corp., 7.375%, 2/15/30(4)		16,715	15,498,408
NCR Voyix Corp.:
5.125%, 4/15/29(4)		10,574	9,727,306
5.25%, 10/1/30(4)		4,173	3,721,241
ON Semiconductor Corp., 3.875%, 9/1/28(4)		14,229	12,925,006
Presidio Holdings, Inc.:
4.875%, 2/1/27(4)		3,163	3,169,174
8.25%, 2/1/28(4)		22,823	23,099,227
Rocket Software, Inc., 9.00%, 11/28/28(4)(9)		4,915	4,938,125
Seagate HDD Cayman:
4.091%, 6/1/29		3,423	3,117,771
9.625%, 12/1/32		7,137	8,011,099
Sensata Technologies BV, 5.00%, 10/1/25(4)		593	585,901
Sensata Technologies, Inc., 3.75%, 2/15/31(4)		15,394	13,023,893
Viavi Solutions, Inc., 3.75%, 10/1/29(4)		7,126	5,994,626
VM Consolidated, Inc., 5.50%, 4/15/29(4)		18,612	17,534,228
			$ 238,356,527
Telecommunications — 2.2%
Altice Financing SA:
5.00%, 1/15/28(4)		8,109	$ 6,408,597
5.75%, 8/15/29(4)		5,199	3,869,379

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(4)		25,353	$ 24,576,255
Iliad Holding SASU:
6.50%, 10/15/26(4)		13,526	13,473,776
7.00%, 10/15/28(4)		4,558	4,461,272
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(4)		4,044	3,381,515
6.75%, 10/15/27(4)		3,785	3,511,535
Virgin Media Finance PLC, 5.00%, 7/15/30(4)		5,464	4,478,951
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	7,258	8,118,326
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		11,193	9,975,221
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)		9,502	7,939,099
7.75%, 4/15/32(4)		6,660	6,562,815
Ziggo Bond Co. BV, 5.125%, 2/28/30(4)		8,386	6,966,851
Ziggo BV, 4.875%, 1/15/30(4)		5,296	4,638,820
			$ 108,362,412
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)		18,219	$ 15,694,479
			$ 15,694,479
Utility — 3.7%
Calpine Corp.:
4.50%, 2/15/28(4)		8,179	$ 7,644,977
5.00%, 2/1/31(4)		11,673	10,590,143
5.125%, 3/15/28(4)		11,510	10,928,281
5.25%, 6/1/26(4)		2,399	2,366,935
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		14,522	13,773,282
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)		8,263	6,847,670
NRG Energy, Inc.:
3.375%, 2/15/29(4)		6,548	5,748,426
3.625%, 2/15/31(4)		10,913	9,249,443
3.875%, 2/15/32(4)		8,645	7,291,758
5.25%, 6/15/29(4)		4,920	4,657,969
10.25% to 3/15/28(4)(6)(7)		14,904	16,080,268
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		10,699	9,578,162
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(4)		12,331	10,964,653
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)		5,000	4,461,970
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
TerraForm Power Operating LLC: (continued)
5.00%, 1/31/28(4)	13,722	$ 12,817,930
TransAlta Corp., 7.75%, 11/15/29	13,791	14,129,529
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	9,360	8,530,899
5.00%, 7/31/27(4)	17,724	16,883,835
6.875%, 4/15/32(4)	12,900	12,855,006
		$ 185,401,136
Total Corporate Bonds (identified cost $4,388,206,675)		$4,225,509,796

Preferred Stocks — 0.5%
Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	898,591	$ 23,713,817
Total Preferred Stocks (identified cost $25,216,937)		$ 23,713,817

Senior Floating-Rate Loans — 7.8%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 0.3%
TransDigm, Inc., Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28	$14,925	$ 15,018,883
		$ 15,018,883
Air Transportation — 0.6%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	$11,798	$ 12,286,902
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	14,957	15,366,972
		$ 27,653,874
Broadcasting — 0.3%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.918%, (SOFR + 3.50%), 12/21/28	$12,904	$ 12,966,484
		$ 12,966,484

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Goods — 0.4%
DexKo Global, Inc., Term Loan, 9.559%, (SOFR + 4.25%), 10/4/28	$6,917	$ 6,917,744
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30	11,259	11,292,424
		$ 18,210,168
Energy — 0.3%
Epic Y-Grade Services LP, Term Loan, 6/29/29(13)	$13,485	$ 13,347,410
		$ 13,347,410
Food, Beverage & Tobacco — 0.2%
Triton Water Holdings, Inc., Term Loan, 3/31/28(13)	$10,500	$ 10,467,187
		$ 10,467,187
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(1)(14)	$10,607	$ 10,606,849
Spectacle Gary Holdings LLC, Term Loan, 9.702%, (SOFR + 4.25%), 12/11/28	15,202	14,986,768
		$ 25,593,617
Healthcare — 1.4%
Bausch & Lomb Corp., Term Loan, 8.669%, (SOFR + 3.25%), 5/10/27	$9,023	$ 8,978,817
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28	16,315	16,428,711
Pluto Acquisition I, Inc.:
Term Loan, 10.687%, (SOFR + 5.50%), 6/20/28	4,450	4,505,670
Term Loan - Second Lien, 9.316%, (SOFR + 4.00%), 9/20/28	13,003	11,572,466
Team Health Holdings, Inc., Term Loan, 10.58%, (SOFR + 5.25%), 3/2/27(15)	10,196	8,979,989
Verscend Holding Corp., Term Loan, 11.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/27/25	16,930	16,943,136
		$ 67,408,789
Insurance — 0.7%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 3/8/32(13)	$34,460	$ 34,774,447
		$ 34,774,447
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 12.477%, (SOFR + 7.00%), 5/25/27	$10,152	$ 10,145,827
		$ 10,145,827
Borrower/Description	Principal Amount (000's omitted)	Value
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.:
Term Loan, 4.00%, 12/13/24(16)	$3,084	$ 3,138,345
Term Loan, 4.00%, 12/13/24(16)	1,234	1,443,484
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	1,851	2,165,226
		$ 6,747,055
Restaurant — 0.6%
IRB Holding Corp., Term Loan, 8.166%, (SOFR + 2.75%), 12/15/27	$29,590	$ 29,662,018
		$ 29,662,018
Services — 0.5%
AlixPartners LLP, Term Loan, 7.93%, (SOFR + 2.50%), 2/4/28	$24,505	$ 24,598,818
		$ 24,598,818
Super Retail — 0.9%
Hanesbrands, Inc., Term Loan, 7.916%, (SOFR + 2.50%), 11/19/26	$13,143	$ 12,962,494
Mavis Tire Express Services Corp., Term Loan, 9.066%, (SOFR + 3.75%), 5/4/28	10,623	10,664,597
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	23,416	23,101,193
		$ 46,728,284
Technology — 0.8%
Central Parent, Inc., Term Loan, 7/6/29(13)	$6,872	$ 6,906,030
Clarios Global LP, Term Loan, 8.316%, (SOFR + 3.00%), 5/6/30	12,380	12,432,741
Cloud Software Group, Inc., Term Loan, 3/30/29(13)	4,649	4,654,344
Riverbed Technology, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 7.809% cash, 2.00% PIK, 7/1/28	3,558	2,188,095
Travelport Finance (Luxembourg) SARL, Term Loan, 13.564%, (SOFR + 8.00%), 9/30/28	16,944	15,672,805
		$ 41,854,015
Total Senior Floating-Rate Loans (identified cost $386,722,589)		$ 385,176,876

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings LLC(1)(3)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(3)	$12,070,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(1)(2)(3)	57,265	$ 15,483,656
		$ 15,483,656
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(3)	$6,987,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(3)	15,196,000	0
		$ 0
Services — 0.0%(17)
Hertz Corp., Escrow Certificates(3)(4)	$3,679,000	$ 367,900
		$ 367,900
Total Miscellaneous (identified cost $386,914)		$ 15,851,556

Short-Term Investments — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	247,891,913	$ 247,891,913
Total Short-Term Investments (identified cost $247,891,913)		$ 247,891,913
Total Investments — 100.4% (identified cost $5,105,568,715)		$4,964,645,002
Less Unfunded Loan Commitments — (0.1)%		$ (4,318,115)
Net Investments — 100.3% (identified cost $5,101,250,600)		$4,960,326,887
Other Assets, Less Liabilities — (0.3)%		$ (15,744,691)
Net Assets — 100.0%		$4,944,582,196

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(2)	Restricted security (see Note 8).
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $3,778,691,461 or 76.4% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $85,067,787 or 1.7% of the Fund's net assets.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(9)	When-issued security.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $4,581,829. See Note 1G for description.
(17)	Amount is less than 0.05%.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,351,496	EUR	17,088,120	Goldman Sachs International	7/31/24	$ 44,515	$ —
USD	33,559,989	EUR	31,274,000	State Street Bank and Trust Company	7/31/24	55,278	—
USD	20,976,114	EUR	19,547,495	State Street Bank and Trust Company	7/31/24	34,336	—
USD	48,932	GBP	39,158	HSBC Bank USA, N.A.	7/31/24	—	(22)
USD	8,203,375	GBP	6,580,393	State Street Bank and Trust Company	7/31/24	—	(23,321)
						$134,129	$(23,343)
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $4,853,358,687)	$ 4,712,434,974
Affiliated investments, at value (identified cost $247,891,913)	247,891,913
Cash	19,625,882
Deposits for derivatives collateral — forward foreign currency exchange contracts	710,000
Foreign currency, at value (identified cost $2,913)	2,907
Interest receivable	73,734,667
Dividends receivable from affiliated investments	1,146,116
Receivable for investments sold	17,810,205
Receivable for Fund shares sold	15,392,001
Receivable for open forward foreign currency exchange contracts	134,129
Tax reclaims receivable	3,646
Receivable from affiliates	59,421
Trustees' deferred compensation plan	277,973
Total assets	$5,089,223,834
Liabilities
Cash collateral due to brokers	$ 710,000
Payable for investments purchased	108,050,746
Payable for when-issued securities	15,727,328
Payable for Fund shares redeemed	12,867,952
Payable for open forward foreign currency exchange contracts	23,343
Distributions payable	918,961
Payable to affiliates:
Investment adviser fee	2,388,880
Distribution and service fees	151,242
Trustees' deferred compensation plan	277,973
Accrued expenses	3,525,213
Total liabilities	$ 144,641,638
Net Assets	$4,944,582,196
Sources of Net Assets
Paid-in capital	$ 5,619,168,857
Accumulated loss	(674,586,661)
Net Assets	$4,944,582,196
Class A Shares
Net Assets	$ 561,161,178
Shares Outstanding	110,436,573
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.08
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 5.25
Class C Shares
Net Assets	$ 33,165,319
Shares Outstanding	6,506,606
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 5.10
Class I Shares
Net Assets	$ 3,237,387,080
Shares Outstanding	636,989,488
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.08

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2024
Class R Shares
Net Assets	$ 19,862,501
Shares Outstanding	3,903,727
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.09
Class R6 Shares
Net Assets	$1,093,006,118
Shares Outstanding	215,041,282
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.08
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,216)	$ 2,531,956
Dividend income from affiliated investments	5,450,699
Interest income	160,926,862
Other income	177,024
Total investment income	$169,086,541
Expenses
Investment adviser fee	$ 14,955,523
Distribution and service fees:
Class A	715,184
Class C	171,995
Class R	47,670
Trustees’ fees and expenses	45,028
Custodian fee	397,287
Transfer and dividend disbursing agent fees	1,996,754
Legal and accounting services	166,259
Printing and postage	1,097,222
Registration fees	90,154
Miscellaneous	93,212
Total expenses	$ 19,776,288
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 591,620
Total expense reductions	$ 591,620
Net expenses	$ 19,184,668
Net investment income	$149,901,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (82,370,785)
Foreign currency transactions	532,834
Forward foreign currency exchange contracts	(735,140)
Net realized loss	$ (82,573,091)
Change in unrealized appreciation (depreciation):
Investments	$ 336,175,664
Foreign currency	8,558
Forward foreign currency exchange contracts	105,081
Net change in unrealized appreciation (depreciation)	$336,289,303
Net realized and unrealized gain	$253,716,212
Net increase in net assets from operations	$403,618,085

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 149,901,873	$ 274,737,717
Net realized gain (loss)	(82,573,091)	3,810,320
Net change in unrealized appreciation (depreciation)	336,289,303	(17,157,014)
Net increase in net assets from operations	$ 403,618,085	$ 261,391,023
Distributions to shareholders:
Class A	$ (16,801,119)	$ (32,470,826)
Class C	(881,256)	(1,891,059)
Class I	(98,541,876)	(172,956,802)
Class R	(536,454)	(1,008,164)
Class R6	(37,756,658)	(64,827,903)
Total distributions to shareholders	$ (154,517,363)	$ (273,154,754)
Tax return of capital to shareholders:
Class A	$ —	$ (1,376,919)
Class C	—	(78,875)
Class I	—	(7,477,415)
Class R	—	(42,496)
Class R6	—	(2,780,377)
Total tax return of capital to shareholders	$ —	$ (11,756,082)
Transactions in shares of beneficial interest:
Class A	$ (25,709,219)	$ (38,633,462)
Class C	(2,836,009)	(9,910,052)
Class I	17,953,114	387,333,661
Class R	1,172,732	(2,115,461)
Class R6	(95,162,774)	(76,890,316)
Net increase (decrease) in net assets from Fund share transactions	$ (104,582,156)	$ 259,784,370
Net increase in net assets	$ 144,518,566	$ 236,264,557
Net Assets
At beginning of period	$ 4,800,063,630	$ 4,563,799,073
At end of period	$4,944,582,196	$4,800,063,630

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 4.830	$ 4.830	$ 5.590	$ 5.340	$ 5.580	$ 5.490
Income (Loss) From Operations
Net investment income(1)	$ 0.144	$ 0.272	$ 0.230	$ 0.235	$ 0.251	$ 0.281
Net realized and unrealized gain (loss)	0.254	0.010 (2)	(0.715)	0.304	(0.173)	0.127
Total income (loss) from operations	$ 0.398	$ 0.282	$ (0.485)	$ 0.539	$ 0.078	$ 0.408
Less Distributions
From net investment income	$ (0.148)	$ (0.270)	$ (0.256)	$ (0.242)	$ (0.260)	$ (0.287)
Tax return of capital	—	(0.012)	(0.019)	(0.047)	(0.058)	(0.031)
Total distributions	$ (0.148)	$ (0.282)	$ (0.275)	$ (0.289)	$ (0.318)	$ (0.318)
Net asset value — End of period	$ 5.080	$ 4.830	$ 4.830	$ 5.590	$ 5.340	$ 5.580
Total Return(3)	8.27% (4)(5)	5.85% (5)	(8.87)% (5)	10.23% (5)	1.56% (5)	7.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$561,161	$557,880	$596,063	$841,709	$843,097	$767,671
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.00% (5)(7)(8)	1.00% (5)(7)	1.00% (5)(7)	1.00% (5)	1.01% (5)	1.04%
Net investment income	5.69% (8)	5.49%	4.40%	4.21%	4.68%	5.08%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	32%	38%
Portfolio Turnover of the Fund	22% (4)	29%	28%	63%	18% (10)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.02%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 4.850	$ 4.850	$ 5.600	$ 5.350	$ 5.590	$ 5.500
Income (Loss) From Operations
Net investment income(1)	$ 0.125	$ 0.235	$ 0.191	$ 0.194	$ 0.212	$ 0.241
Net realized and unrealized gain (loss)	0.255	0.009 (2)	(0.707)	0.303	(0.177)	0.124
Total income (loss) from operations	$ 0.380	$ 0.244	$ (0.516)	$ 0.497	$ 0.035	$ 0.365
Less Distributions
From net investment income	$ (0.130)	$ (0.234)	$ (0.218)	$ (0.207)	$ (0.225)	$ (0.248)
Tax return of capital	—	(0.010)	(0.016)	(0.040)	(0.050)	(0.027)
Total distributions	$ (0.130)	$ (0.244)	$ (0.234)	$ (0.247)	$ (0.275)	$ (0.275)
Net asset value — End of period	$ 5.100	$ 4.850	$ 4.850	$ 5.600	$ 5.350	$ 5.590
Total Return(3)	7.85% (4)(5)	5.02% (5)	(9.39)% (5)	9.39% (5)	0.74% (5)	6.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,165	$34,242	$43,919	$65,596	$85,246	$112,343
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.75% (5)(7)(8)	1.75% (5)(7)	1.75% (5)(7)	1.75% (5)	1.76% (5)	1.79%
Net investment income	4.94% (8)	4.73%	3.65%	3.47%	3.95%	4.36%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	32%	38%
Portfolio Turnover of the Fund	22% (4)	29%	28%	63%	18% (10)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.02%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 4.830	$ 4.840	$ 5.590	$ 5.340	$ 5.590	$ 5.500
Income (Loss) From Operations
Net investment income(1)	$ 0.150	$ 0.285	$ 0.243	$ 0.249	$ 0.263	$ 0.294
Net realized and unrealized gain (loss)	0.255	0.00 (2)(3)	(0.704)	0.304	(0.181)	0.128
Total income (loss) from operations	$ 0.405	$ 0.285	$ (0.461)	$ 0.553	$ 0.082	$ 0.422
Less Distributions
From net investment income	$ (0.155)	$ (0.283)	$ (0.269)	$ (0.254)	$ (0.272)	$ (0.300)
Tax return of capital	—	(0.012)	(0.020)	(0.049)	(0.060)	(0.032)
Total distributions	$ (0.155)	$ (0.295)	$ (0.289)	$ (0.303)	$ (0.332)	$ (0.332)
Net asset value — End of period	$ 5.080	$ 4.830	$ 4.840	$ 5.590	$ 5.340	$ 5.590
Total Return(4)	8.41% (5)(6)	5.90% (6)	(8.44)% (6)	10.50% (6)	1.64% (6)	7.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,237,387	$3,061,662	$2,692,891	$4,267,314	$4,242,893	$3,678,145
Ratios (as a percentage of average daily net assets):(7)
Expenses	0.75% (6)(8)(9)	0.75% (6)(8)	0.75% (6)(8)	0.75% (6)	0.76% (6)	0.79%
Net investment income	5.94% (9)	5.75%	4.64%	4.47%	4.91%	5.32%
Portfolio Turnover of the Portfolio(10)	—	—	—	—	32%	38%
Portfolio Turnover of the Fund	22% (5)	29%	28%	63%	18% (11)	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.02%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(9)	Annualized.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(11)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 4.840	$ 4.840	$ 5.600	$ 5.350	$ 5.590	$ 5.500
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.260	$ 0.217	$ 0.221	$ 0.239	$ 0.267
Net realized and unrealized gain (loss)	0.254	0.010 (2)	(0.715)	0.304	(0.176)	0.126
Total income (loss) from operations	$ 0.392	$ 0.270	$ (0.498)	$ 0.525	$ 0.063	$ 0.393
Less Distributions
From net investment income	$ (0.142)	$ (0.259)	$ (0.244)	$ (0.230)	$ (0.248)	$ (0.274)
Tax return of capital	—	(0.011)	(0.018)	(0.045)	(0.055)	(0.029)
Total distributions	$ (0.142)	$ (0.270)	$ (0.262)	$ (0.275)	$ (0.303)	$ (0.303)
Net asset value — End of period	$ 5.090	$ 4.840	$ 4.840	$ 5.600	$ 5.350	$ 5.590
Total Return(3)	8.13% (4)(5)	5.57% (5)	(9.08)% (5)	9.95% (5)	1.28% (5)	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,863	$17,774	$19,860	$25,010	$27,105	$35,182
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.25% (5)(7)(8)	1.25% (5)(7)	1.25% (5)(7)	1.25% (5)	1.26% (5)	1.29%
Net investment income	5.44% (8)	5.24%	4.16%	3.97%	4.44%	4.83%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	32%	38%
Portfolio Turnover of the Fund	22% (4)	29%	28%	63%	18% (10)	—
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.02%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 4.830	$ 4.840	$ 5.590	$ 5.350	$ 5.590	$ 5.500
Income (Loss) From Operations
Net investment income(1)	$ 0.153	$ 0.290	$ 0.248	$ 0.254	$ 0.264	$ 0.300
Net realized and unrealized gain (loss)	0.254	(0.000) (2)	(0.704)	0.294	(0.167)	0.127
Total income (loss) from operations	$ 0.407	$ 0.290	$ (0.456)	$ 0.548	$ 0.097	$ 0.427
Less Distributions
From net investment income	$ (0.157)	$ (0.288)	$ (0.274)	$ (0.258)	$ (0.276)	$ (0.304)
Tax return of capital	—	(0.012)	(0.020)	(0.050)	(0.061)	(0.033)
Total distributions	$ (0.157)	$ (0.300)	$ (0.294)	$ (0.308)	$ (0.337)	$ (0.337)
Net asset value — End of period	$ 5.080	$ 4.830	$ 4.840	$ 5.590	$ 5.350	$ 5.590
Total Return(3)	8.46% (4)(5)	6.00% (5)	(8.35)% (5)	10.39% (5)	1.92% (5)	8.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,093,006	$1,128,506	$1,211,066	$1,318,299	$1,153,264	$251,435
Ratios (as a percentage of average daily net assets):(6)
Expenses	0.66% (5)(7)(8)	0.66% (5)(7)	0.66% (5)(7)	0.66% (5)	0.66% (5)	0.68%
Net investment income	6.05% (8)	5.85%	4.77%	4.55%	4.92%	5.42%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	32%	38%
Portfolio Turnover of the Fund	22% (4)	29%	28%	63%	18% (10)	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and/or administrator reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.02%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $366,999,553 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $27,944,791 are short-term and $339,054,762 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,178,324,594
Gross unrealized appreciation	$ 75,145,829
Gross unrealized depreciation	(293,032,750)
Net unrealized depreciation	$ (217,886,921)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1.5 billion	0.625%
$1.5 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion but less than $10 billion	0.555%
$10 billion and over	0.535%
For the six months ended April 30, 2024, the Fund’s investment adviser fee amounted to $14,955,523 or 0.59% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $158,777 relating to the Fund's investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.75%, 0.75%, 1.25% and 0.66% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM was allocated $432,843 of the Fund’s operating expenses for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $86,027 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,737 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $3,077. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $715,184 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $128,996 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $23,835 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $42,999 and $23,835 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received $3,102 and $1,635 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,085,017,110 and $1,195,265,576, respectively, for the six months ended April 30, 2024.

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	7,121,351	$ 36,183,159	24,267,173	$ 120,347,588
Issued to shareholders electing to receive payments of distributions in Fund shares	3,079,930	15,710,870	6,383,401	31,602,534
Redemptions	(15,232,540)	(77,603,248)	(38,468,405)	(190,583,584)
Net decrease	(5,031,259)	$ (25,709,219)	(7,817,831)	$ (38,633,462)
Class C
Sales	292,429	$ 1,494,006	586,562	$ 2,902,653
Issued to shareholders electing to receive payments of distributions in Fund shares	167,169	855,197	386,329	1,919,128
Redemptions	(1,018,524)	(5,185,212)	(2,966,805)	(14,731,833)
Net decrease	(558,926)	$ (2,836,009)	(1,993,914)	$ (9,910,052)
Class I
Sales	82,727,019	$ 421,288,268	233,376,237	$ 1,162,046,587
Issued to shareholders electing to receive payments of distributions in Fund shares	18,721,100	95,504,216	35,353,903	175,103,222
Redemptions	(98,018,167)	(498,839,370)	(192,016,886)	(949,816,148)
Net increase	3,429,952	$ 17,953,114	76,713,254	$ 387,333,661
Class R
Sales	411,546	$ 2,096,622	666,783	$ 3,308,529
Issued to shareholders electing to receive payments of distributions in Fund shares	104,675	535,040	211,358	1,047,761
Redemptions	(286,319)	(1,458,930)	(1,307,032)	(6,471,751)
Net increase (decrease)	229,902	$ 1,172,732	(428,891)	$ (2,115,461)
Class R6
Sales	41,216,977	$ 209,893,313	63,283,835	$ 313,746,538
Issued to shareholders electing to receive payments of distributions in Fund shares	7,176,553	36,618,256	13,322,263	65,988,627
Redemptions	(66,829,779)	(341,674,343)	(93,514,921)	(456,625,481)
Net decrease	(18,436,249)	$ (95,162,774)	(16,908,823)	$ (76,890,316)

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At April 30, 2024, the Fund owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 7,046,570
Endo, Inc.	4/23/24	3,232	41,273	92,516
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Total Common Stocks			$1,621,524	$ 7,139,086
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 0	$ 15,483,656
Total Miscellaneous			$ 0	$15,483,656
Total Restricted Securities			$1,621,524	$22,622,742
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $23,343. At April 30, 2024, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$134,129 (1)	$(23,343) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$ 44,515	$ —	$ —	$ (44,515)	$ —
State Street Bank and Trust Company	89,614	(23,321)	—	—	66,293
	$134,129	$(23,321)	$ —	$(44,515)	$66,293

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
HSBC Bank USA, N.A.	$ (22)	$ —	$ —	$ —	$ (22)
State Street Bank and Trust Company	(23,321)	23,321	—	—	—
	$(23,343)	$23,321	$ —	$ —	$ (22)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the  Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(735,140)	$105,081
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $84,900,000.
10  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
11  Affiliated Investments
At April 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $247,891,913, which represents 5.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$161,394,075	$785,517,386	$(699,019,548)	$ —	$ —	$247,891,913	$5,450,699	247,891,913
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Income Fund of Boston
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 9,579,570	$ 6,240,810	$ 7,046,570	$ 22,866,950
Convertible Bonds	—	43,634,094	—	43,634,094
Corporate Bonds	—	4,225,509,796	—	4,225,509,796
Preferred Stocks	23,713,817	—	—	23,713,817
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	370,251,912	10,606,849	380,858,761
Miscellaneous	—	367,900	15,483,656	15,851,556
Short-Term Investments	247,891,913	—	—	247,891,913
Total Investments	$ 281,185,300	$ 4,646,004,512	$ 33,137,075	$ 4,960,326,887
Forward Foreign Currency Exchange Contracts	$ —	$ 134,129	$ —	$ 134,129
Total	$ 281,185,300	$ 4,646,138,641	$ 33,137,075	$ 4,960,461,016
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (23,343)	$ —	$ (23,343)
Total	$ —	$ (23,343)	$ —	$ (23,343)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
13  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Eaton Vance
Income Fund of Boston
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024